Lease Liability - Schedule of Lease Liability (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 136,087		$ 135,337
Non-current lease liabilities	70,869
Total lease liability	$ 206,956		135,337	$ 330,821
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current Incremental borrowing rate	5.45%	10.25%
Current lease liabilities	$ 136,087		135,337	214,058
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current Incremental borrowing rate	5.45%	10.25%
Non-current lease liabilities	$ 70,869			$ 116,763